Redeemable Convertible Preferred Shares - Redeemable Convertible Preferred Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands										6 Months Ended
	Dec. 08, 2022 shares	Nov. 01, 2019 shares	Oct. 08, 2019 CNY (¥) shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2015 CNY (¥) shares	Jun. 12, 2014 USD ($) $ / shares shares	Jun. 12, 2014 CNY (¥) shares	Oct. 25, 2013 USD ($) $ / shares shares	Oct. 25, 2013 CNY (¥) shares	Jun. 30, 2023 item	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Redeemable Convertible Preferred Shares
Rounds of financing issuing preferred shares since inception | item										4
Redemption price (as a percent)										150.00%
Liquidation preference, percentage of original issue price										150.00%
Series A Redeemable Convertible Preferred Shares
Redeemable Convertible Preferred Shares
Stock issued during period shares new issue (in shares)								259,257,900	259,257,900
Series A-1 Convertible Preferred Shares
Redeemable Convertible Preferred Shares
Stock issued during period shares new issue (in shares)								111,110,000	111,110,000
Shares repurchased (in shares)				9,007,682	9,007,682
Total consideration on shares repurchased				$ 7,000	¥ 42,000
Shares issued for each shares converted								1
Series A-2 Redeemable Convertible Preferred Shares
Redeemable Convertible Preferred Shares
Stock issued during period shares new issue (in shares)								148,147,900	148,147,900
Share price | $ / shares								$ 0.07
Total consideration on shares issued								$ 9,830	¥ 58,980
Series B Redeemable Convertible Preferred Shares
Redeemable Convertible Preferred Shares
Stock issued during period shares new issue (in shares)						177,834,496	177,834,496
Share price | $ / shares						$ 0.25
Total consideration on shares issued						$ 45,000	¥ 276,764
Threshold minimum percentage of outstanding preferred share holders to provide written consent										75.00%
Series C Redeemable Convertible Preferred Shares
Redeemable Convertible Preferred Shares
Stock issued during period shares new issue (in shares)				286,959,017	286,959,017
Share price | $ / shares				$ 0.78
Total consideration on shares issued				$ 223,000	¥ 1,364,046
Ordinary shares
Redeemable Convertible Preferred Shares
Shares repurchased (in shares)				29,596,670	29,596,670
Total consideration on shares repurchased				$ 23,000	¥ 140,612
Shares issued for each shares converted											1	1	1
Common Class A
Redeemable Convertible Preferred Shares
Stock issued during period shares new issue (in shares)	375,000,000	150,000,000
Common Class A | Greyhound Investment Ltd
Redeemable Convertible Preferred Shares
Options granted			172,908,894
Stock options, Threshold exercisable period			61 days
Grant date fair value of stock options granted | ¥			¥ 642,174